Equity - Preferred Stock and Dividends (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, shares outstanding, beginning of period (in shares)	5,603,458
Preferred stock, shares outstanding, end of period (in shares)	5,603,458	5,603,458
Loss on exchange of preferred stock	$ 0	$ (41)	$ (428)
5.75% cumulative convertible preferred stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, dividend rate	5.75%	5.75%
5.75% cumulative convertible preferred stock series A [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, dividend rate	5.75%	5.75%
4.50% cumulative convertible preferred stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, dividend rate	4.50%
5.00% cumulative convertible preferred stock series 2005 B [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, dividend rate	5.00%	5.00%	5.00%
Preferred stock [Member] | 5.75% cumulative convertible preferred stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, shares outstanding, beginning of period (in shares)	770,000	843,000	1,497,000
Preferred stock conversions/exchanges (in shares)		(72,600)	(653,872)
Preferred stock, shares outstanding, end of period (in shares)	770,000	770,000	843,000
Preferred stock, dividend rate			5.75%
Preferred stock [Member] | 5.75% cumulative convertible preferred stock series A [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, shares outstanding, beginning of period (in shares)	463,000	476,000	1,100,000
Preferred stock conversions/exchanges (in shares)		(12,500)	(624,137)
Preferred stock, shares outstanding, end of period (in shares)	463,000	463,000	476,000
Preferred stock, dividend rate			5.75%
Preferred stock [Member] | 4.50% cumulative convertible preferred stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, shares outstanding, beginning of period (in shares)	2,559,000	2,559,000	2,559,000
Preferred stock conversions/exchanges (in shares)		0	0
Preferred stock, shares outstanding, end of period (in shares)	2,559,000	2,559,000	2,559,000
Preferred stock [Member] | 5.00% cumulative convertible preferred stock series 2005 B [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock, shares outstanding, beginning of period (in shares)	1,811,000	1,962,000	2,096,000
Preferred stock conversions/exchanges (in shares)		(150,948)	(134,000)
Preferred stock, shares outstanding, end of period (in shares)	1,811,000	1,811,000	1,962,000
Common Stock [Member] | 5.75% cumulative convertible preferred stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued, conversion (in shares)		7,442,156	59,141,429
Common Stock [Member] | 5.75% cumulative convertible preferred stock series A [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued, conversion (in shares)		1,205,923	60,032,734
Common Stock [Member] | 5.00% cumulative convertible preferred stock series 2005 B [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued, conversion (in shares)		1,317,756	1,012,032